Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Businessday	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property Plant And Equipment [Line Items]
Lessee, option to extend	the lease term for an additional five years.
Lessee, option to terminate	Certain leases also include the option to terminate the lease within one year.
Expected life of the intangible asset	5 years 4 months 24 days	4 years 1 month 6 days
Research and Development Expense	$ 8,574
Date of incorporation	Jul. 15, 2020
Cash held in escrow	$ 387,456
Variable lease expense	$ 0	$ 0	$ 0
Number of business days | Businessday	5
Business acquisition payments related to contingent consideration description	Payments related to contingent consideration made on or within three months of the business combination date is viewed as an extension of the business combination, and such payments are classified as investing activities in the Consolidated Statements of Cash Flows. Payments that are made more than three months after business combination date to settle the contingent consideration liability recognized at fair value as of the acquisition date (including measurement-period adjustments) less payments made on or within three months of the business combination date are classified as financing activities in the Consolidated Statements of Cash Flows. Payments that are made more than three months after business combination date that exceed those classified as financing activities are classified as operating activities in the Consolidated Statements of Cash Flows.
Contractual agreement description	The Company does not contract directly with consumers within our US Acquiring segment; as such, our contracts in this segment are all written contractual agreements primarily in two main categories. The first category includes contracts with our sponsor banks and processing partners, which are typically long-term contractual relationships with durations of 5 years, but continuing in effect with automatic renewals of a year or longer. These agreements usually have termination clauses requiring written notice and 90 to 180-day notice periods. The second category is our contracts with merchants. The contracts with merchants are tri-party agreements, usually between the Company, the merchants and sponsor banks with durations of 3 years followed by annual auto-renewals at the end of the terms. Termination clauses generally require 30 days written notice. While the duration of contacts may differ, the primary source of revenue is consistent across segments and consumer base.
Revenue, performance obligation, description of good or service	The Company has determined that the primary services offered to its customers comprise a series of distinct performance obligations, that are substantially similar with the same pattern of transfer. Hence, these services are considered a single performance obligation. The Company also concluded that the goods offered in our contracts, comprising primarily of point of sale terminals, were not material individually or in the aggregate to the contract and no allocation of consideration was made to those goods.
Sales commission cost amortization period	1 year
Deferred equity costs	$ 0	9,545	0
Defined contribution plans	5,782	5,417	4,427
Advertising expense	38,509	39,788	34,202
Material transfers of account balances	$ 0	0
Income tax examination, likelihood of unfavorable settlement	The income tax effects from an uncertain tax position are recognized when it is more likely than not that the position will be sustained based on its technical merits and consideration of the tax authorities widely understood administrative practices and precedents. Recognized income tax positions are measured at the largest amount that has a greater than 50% likelihood of being realized upon settlement.
Share-based compensation description	awards are subject to a service condition or a performance condition. The awards with a service condition vest ratably over three years and the share-based compensation expense is recognized over this requisite service period using the straight-line method. The awards with a performance condition vest at the end of one- or three-years and the number of stock units that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. Share-based compensation expense for these awards are recognized over the requisite service period and as the performance targets are considered probable of being achieved.
Skrill USA
Property Plant And Equipment [Line Items]
Percentage of equity interest acquired in Skrill USA	100.00%
Software Development Cost
Property Plant And Equipment [Line Items]
Research and Development Expense		$ 7,952	$ 11,748
January 2022 | Skrill USA
Property Plant And Equipment [Line Items]
Percentage of equity interest acquired in Skrill USA	100.00%
Minimum
Property Plant And Equipment [Line Items]
Remaining lease terms	1 year
Expected life of the intangible asset	3 years
Maximum
Property Plant And Equipment [Line Items]
Remaining lease terms	10 years
Expected life of the intangible asset	10 years